Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Schedule of unrecognized tax benefit amount

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	Years Ended December 31,
	2025	2024
Unrecognized tax benefits - beginning	$4,582	$3,602
Gross increases - tax positions in prior period	52	—
Gross increase – current-period tax positions	717	980
Unrecognized tax benefits - ending	$5,351	$4,582

Schedule net deferred tax assets (liabilities)

The Company’s net deferred tax assets (liabilities) are as follows (in thousands):

	Years Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$51,463	$33,799
Liability to licensor	4,159	4,159
Goodwill	2,427	2,683
Lease liability	1,302	176
Accrued compensation	—	556
Research credit carryforwards	15,424	13,221
Section 174 cost capitalization	30,808	36,951
Section 59(e) cost capitalization	6,300	7,350
Stock-based compensation	3,635	3,938
Deferred gain	1,491	—
Fixed assets	4	—
Other	81	5
Gross deferred tax assets	117,094	102,838
Less: valuation allowance	(115,932)	(102,655)
Total deferred tax assets	1,162	183
Deferred tax liabilities:
Fixed assets	—	(75)
Operating lease right-of-use asset	(1,162)	(108)
Total deferred tax liabilities	(1,162)	(183)
Net deferred tax assets	$—	$—

U.S. Federal Statutory Income Tax Rate [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Schedule of unrecognized tax benefit amount

A reconciliation of income tax expense computed at the U.S. federal statutory income tax rate to the Company’s income tax expense is as follows (in thousands):

	Year Ended December 31, 2025
	Amount	%
Tax computed at the federal statutory rate	$(12,518)	21.0%
State and local income taxes, net of federal income tax effect (1)	—	—%
Tax credits:
Research and development credit	(1,279)	2.1%
Orphan drug credit	(533)	0.9%
Change in valuation allowance	12,829	(21.5)%
Non-taxable or nondeductible items:
Permanent items	117	(0.2)%
Equity compensation	403	(0.7)%
Nondeductible officer’s compensation	981	(1.6)%
Changes in unrecognized tax benefits	—	—%
Other, net	—	—%
Provision for income taxes	$—	—%

(1)	The state that contributes to the majority (greater than 50%) of the tax effect in this category was California for year ending December 31, 2025.

As previously disclosed prior to the adoption of ASU 2023-09, a reconciliation of the income tax expense computed at the U.S. federal statutory income tax rate to the Company’s income tax expense is as follows (in thousands):

Year Ended December 31, 2024
Tax computed at the federal statutory rate	$(14,653)
State income taxes, net of federal tax benefit	(49)
Nondeductible executive compensation	369
Stock-based compensation	294
Research and development and orphan drug credits	(3,789)
Uncertain tax positions	947
Other, net	(132)
Valuation allowance	17,013
Income tax expense	$—